Contractual Commitments - Agreement for Settlement - Additional information (Detail) - Exmar energy netherlands BV exmar argentina SAU and exmar NV [member] $ in Millions	Oct. 19, 2020 USD ($)
Disclosure of Contractual Commitments [Line Items]
Agreement Termination Settlemnt Amount	$ 150
Down Payment Amount	$ 22
Other Liability
Disclosure of Contractual Commitments [Line Items]
Amount Payable in Monthly Installment Period	18 months